November 15, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

    Liberty Funds Trust VII
     Liberty Newport Europe Fund (formerly Newport Europe Fund)
  Registration File Nos. 33-41559 & 811-6347

Dear Sir/Madam:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is the form of Prospectus Supplements dated November 10, 2000 now being used in connection with the public offering and sale of shares of the Fund.

Sincerely,

LIBERTY FUNDS TRUSTS VII


Tracy S. DiRienzo
Assistant Secretary

Enclosures

                               NEWPORT EUROPE FUND

                             Class A, B and C Shares

                      Supplement   to   Prospectus   dated
            November  8,  1999   (Replacing   Supplements   dated
             December 28, 1999, June 23, 2000 and August 1, 2000)

The Fund's Prospectus is revised as follows:

(1) Effective July 14, 2000, the Fund changed its name from Newport Europe Fund to Liberty Newport Europe Fund.

(2) The Shareholder Fees table under the caption YOUR EXPENSES is amended and restated as follows:

Shareholder Fees (1) (paid directly from your investment)


                                                        Class A            Class B           Class C
Maximum sales charge (load) on purchases (%) (as
a percentage of the offering price)                        5.75             0.00                0.00
--------------------------------------------------- ----------------- ------------------ -----------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                        1.00(2)          5.00                1.00
--------------------------------------------------- ----------------- ------------------ -----------------
Redemption fee (as a percentage of amount
redeemed, if applicable)                                  (3)                (3)               (3)
--------------------------------------------------- ----------------- ------------------ -----------------

   (1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent. (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
   (3)    There is a $7.50 charge for wiring sale proceeds to your bank.

(3) The second paragraph in the sidebar, UNDERSTANDING EXPENSES, under the caption YOUR EXPENSES is deleted in its entirety.

(4) The footnote to the table "Class A Sales Charges" under the subcaption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

(5) The  following  replaces the table called  "Purchases Over $1
Million" under the subcaption SALES CHARGES under the section
YOUR ACCOUNT:

Amount purchased                                        Commission %

First $3 million                                        1.00
------------------------------------------------------- -----------------------
$3 million to less than $5 million                      0.80
------------------------------------------------------- -----------------------
$5 million to less than $25 million                     0.50
------------------------------------------------------- -----------------------
$25 million or more                                     0.25
------------------------------------------------------- -----------------------

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants  in certain group  retirement  plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

(6) The last three paragraphs under the caption SALES CHARGES are deleted in their entirety.

(7) The following information supplements the information in the SALES CHARGES section:

The contingent deferred sales charges (CDSCs) for larger purchases of Class B shares of the Fund through participating financial advisor firms are reduced as follows:

- The reductions apply only to customers of financial advisor firms that have elected to participate in these reductions. (Some financial advisors firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions.) Consult your financial advisor to see whether it participates in these reductions.

The CDSC, the holding period between your purchase of shares and the automatic conversion of those shares to Class A shares, and the commission the Fund's distributor pays to your financial advisor firm when you buy the shares will be as follows:

Purchases of less than $250,000:

Holding period after purchase                       % deducted when shares sold

Through first year                                      5.00
------------------------------------------------------- -----------------------
Through second year                                     4.00
------------------------------------------------------- -----------------------
Through third year                                      3.00
------------------------------------------------------- -----------------------
Through fourth year                                     3.00
------------------------------------------------------- -----------------------
Through fifth year                                      2.00
------------------------------------------------------- -----------------------
Through sixth year                                      1.00
------------------------------------------------------- -----------------------
Longer than six years                                   0.00
------------------------------------------------------- -----------------------

Commission to the financial advisors is 5.00%.
Automatic conversion to Class A shares is eight years after purchase.

Purchases of $250,000 to less than $500,000:

Holding period after purchase                        % deducted when shares sold
Through first year                                      3.00
------------------------------------------------------- ----------------------
Through second year                                     2.00
------------------------------------------------------- ----------------------
Through third year                                      1.00
------------------------------------------------------- ----------------------
Longer than three years                                 0.00
------------------------------------------------------- ----------------------

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:

Holding period after purchase                           CDSC as  % deducted
                                                         when shares sold
Through first year                                      3.00
------------------------------------------------------- -----------------------
Through second year                                     2.00
------------------------------------------------------- -----------------------
Through third year                                      1.00
------------------------------------------------------- -----------------------

Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares is three years after purchase.

For purchases through financial advisor firms that do not participate in the Class B discount program, the CDSC, conversion period and commission to the financial advisor will continue to be as described in the Prospectus.

If your financial advisor firm participates in the Class B discount program, purchases of $1 million or more can only be made in Class A or Class C shares. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares.

If a shareholder exchanges from any Fund not participating in this Class B purchase program into any other Fund which does so participate, or transfers any Fund account from a financial advisor firm that does not participate in the Class B discount program to a financial advisor firm that does participate, the exchanged or transferred shares will retain their pre-existing CDSC and conversion schedule, but additional purchases of shares which cause the exchanged or transferred Fund account to exceed the applicable discount level will receive the lower CDSC and reduced holding period for amounts exceeding the discount level and the financial advisor firm will receive the lower commission.

An  additional  way  shareholders  can pay a lower  CDSC and be  subject  to the applicable reduced holding period when purchasing Class B shares through participating financial advisor firms is through Rights of Accumulation. If the combined value of the Fund accounts maintained by a shareholder, the shareholder's spouse and minor children reaches a discount level, any additional shares purchased in any of the accounts will be subject to the applicable lower CDSC and reduced holding period.


738-36/748D-1100                                               November 10, 2000

                        NEWPORT EUROPE FUND
                          Class Z Shares
         Supplement to Prospectus dated November 8, 1999
        (Replacing  Supplements  dated April 13, 2000,
             June 23, 2000 and August 15, 2000)

The Prospectus is revised as follows:

Effective July 14, 2000, the Fund changed its name from Newport Europe Fund to Liberty Newport Europe Fund.

-------------------------------------------------------------------------------
UNDERSTANDING EXPENSES
-------------------------------------------------------------------------------
Annual Fund Operating Expenses are deducted from the Fund. They include management fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investment in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment
- 5% total return for each year
- Fund operating expenses remain the same
- Assumes reinvestment of all dividends and distributions
--------------------------------------------------------------------------------


Your Expenses
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees(1) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    0.00
---------------------------------------------------------------------- ---------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      0.00
---------------------------------------------------------------------- ---------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)      (2)


Annual Fund Operating Expenses (deducted directly from Fund assets)

Management and administration fee (%)                                      0.95
---------------------------------------------------------------------- ---------

Distribution and service (12b-1) fees (%)                                  0.00
---------------------------------------------------------------------- ---------

Other expenses(3)(4) (%)                                                   1.20
---------------------------------------------------------------------- ---------
Total annual fund operating expenses (%)                                   2.15


Example Expenses (your actual costs may be higher or lower)

      1 Year                3 Years
      -------               --------
       $218                  $673

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2)  There is a $7.50 charge for wiring sales proceeds to your bank.
(3) "Other expenses" are based on estimated amounts for the current fiscal year.
(4) The Fund's advisor has agreed to bear the Fund's expenses such that "Other expenses" do not exceed 0.55% annually. These payments made by the advisor on behalf of the Fund are subject to reimbursement by the Fund to the advisor. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the advisor computed and paid monthly, with a limitation that immediately after such payment the Fund's
     "Other expenses" will not exceed 0.55% annually. This arrangement terminates on the earlier of (i) the date on which expense reimbursement payments by the Fund equal to the prior payment of such reimbursable expenses by the advisor, or (ii) three years from the date the Fund's shares are offered for sale. This arrangement may be terminated at an earlier date by the advisor.

The categories of investors who are eligible to purchase Class Z shares are revised as follows:

The following investors are now eligible to purchase Class Z shares: (i) clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; (ii) a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor, or through a third party broker-dealer; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; (v) clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates; (vi) any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.; (vii) any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, roll over or transfer; (viii) any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and (ix) any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

Initial purchases of Class Z shares are subject to a minimum purchase amount of $100,000, except that purchases by (a) retirement plans described in clause (ii) above are not subject to any initial investment minimum, and (b) investors described in clauses (vi), (viii) and (ix) above are subject to a minimum purchase amount of $1,000. The Fund reserves the right to change the investment minimums.

The last three paragraphs under the caption SALES CHARGES are deleted in their entirety.


738-36/291D-1000                                              November 10, 2000